Commitments - Additional Information (Details) - USD ($)			12 Months Ended
	Apr. 04, 2023	Jan. 07, 2022	Dec. 31, 2023	Dec. 11, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Underwriting discount per share			$ 0.2
Payment of underwriting discount			$ 6,000,000
Deferred underwriting discount per share			$ 0.35
Deferred underwriting commission			$ 10,500,000		$ 10,500,000
percentage of advisory service fee		$ 0.08
advisory service fee		$ 240,000
Minimum value of net tangible assets			5,000,001
Minimum cash and cash equivalents			$ 8,700,000
Common Class A [Member]
Other Commitments [Line Items]
Common stock held			7,499,999	2.95	0
Common stock, shares, issued			7,499,999	491,667	0
Common Class A [Member] | Sponsor [Member]
Other Commitments [Line Items]
Common stock, shares, issued				2,458,333
Common Class A [Member] | Abpro Bio Co [Member]
Other Commitments [Line Items]
Common stock, shares, issued				983,333
Common Class A [Member] | Abpro [Member]
Other Commitments [Line Items]
Common stock, shares, issued				983,333
Non Redemption Agreement [Member] | Common Class A [Member]
Other Commitments [Line Items]
Number of shares not available for Redemption	3,300,900
Threshold date for consummation of business combination one	Apr. 19, 2023
Threshold date for consummation of business combination two	Oct. 19, 2023
Threshold date for consummation of business combination three	Dec. 19, 2023
Interse transfer of shares to be made	825,225